Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Convertible redeemable preferred shares
14.	Convertible redeemable preferred shares
On October 1, 2018, immediately prior to the completion of the Company’s initial public offering, all of the convertible redeemable preferred shares were converted to Class A ordinary shares. Prior to their conversion, the convertible redeemable preferred shares were entitled to certain privileges over ordinary shares with respects to conversion, redemption, dividends and liquidation. The transaction and impact for the years ended December 31, 2017 and 2018 is disclosed as below.
On December 19, 2013, the Company issued 3,645,501 shares (with par value of USD0.001) of Series Seeds Preferred Shares (the “Series Seed Shares”) for RMB 2.4570 (US$0.3978) per share for a total cash consideration of RMB 8,957 (US$1,450). The issuance costs were RMB 124.
On June 6, 2014, the Company issued 5,531,104 shares (with par value of USD0.001) of Series A Preferred Shares (the “Series A Shares”) for RMB 11.1315 (US$1.8080) per share for a total cash consideration of RMB 61,569 (US$10,000). The issuance costs were RMB 295.
On July 14, 2015, the Company issued 7,895,711 shares (with par value of USD0.001) of Series B Preferred Shares (the “Series B Shares”) for RMB 22.4098 (US$3.6629) per share for a total cash consideration of RMB 176,941 (US$28,921). The issuance costs were RMB 5,122.
On June 13, 2017, the Company issued 5,295,380 shares (with par value of USD0.001) of Series C Preferred Shares (the “Series C Shares”) for RMB 64.2224 (US$9.4422) per share for a total cash consideration of RMB 340,082 (US$50,000). The issuance costs were RMB 1,940.
The Series Seed, Series A, Series B and Series C shares are collectively referred to as the Preferred Shares. Each Preferred Share shall be convertible, at the option of the holder and certain automatical conversion events, into one Class A ordinary shares of the Company, subject to certain customary anti-dilutive adjustments.
The key terms of the Series Seed, Series A, Series B and Series C shares are as follows:

Conversion rights
Each Preferred Share shall be convertible, at the option of the holder, into one Class A ordinary shares of the Company. Such conversion ratio is subject to certain anti-dilutive adjustments in case of additional equity securities issuance, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of Class A ordinary shares. In addition, each series of Preferred Shares would automatically be converted into Class A ordinary shares of the Company (i) upon the closing of a Qualified IPO; or (ii) with respect to Series Seed Shares or Series A Shares, upon approval of at least two-thirds of such series of Preferred Shares; with respect to Series B and Series C Preferred Shares, upon approval of at least eighty-five percent of Series B or Series C Preferred Shares, respectively, each voting as a separate class.
A Qualified IPO is defined as the criteria of gross proceeds to the Company was at least US$100,000 and an implied, pre-money valuation of US$600,000 or more, or (ii) a public offering of Class A ordinary shares registered under the US Securities Act or in a jurisdiction and on an internationally recognized securities exchange or inter-dealer quotation system outside of the United States, including The Stock Exchange of Hong Kong Limited, with gross proceeds to the Company of at least US$100,000 and an implied, pre-money valuation between US$500,000 (inclusive) and US$600,000 (not inclusive) approved by the Board, or (iii) a public offering of Class A ordinary shares that does not meet the requirements of (i) or (ii) but is otherwise approved by the Majority Preferred Holders.
Dividend rights
The holder of each Preferred Share shall have the right to receive non-cumulative dividends, pari passu with the Class A ordinary shares, on an as-converted basis, when, as and if declared by the Board.
Voting rights
The holders of Preferred Shares and the holders of ordinary shares shall vote together based on their shareholding percentages (Refer to Note 13 for the voting rights of Class A and Class B ordinary shares) before the qualified IPO when the Preferred Shares are mandatorily converted.
Liquidation preference
In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the shareholders shall be distributed to the shareholders according to the following sequence:

(1)
The holders of the Series C Preferred Shares shall be entitled to receive the amount equal to one hundred percent (100%) of the original issue price of Series C Preferred Shares, plus any dividends declared but unpaid (the “Series C Preferred Amount”);

(2)
For the remaining assets and funds of the Company after the above distribution, the holders of the Series B Preferred Shares shall be entitled to receive the amount equal to one hundred percent (100%) of the original issue price of Series B Preferred Shares, plus any dividends declared but unpaid (the “Series B Preference Amount”);

(3)
For the remaining assets and funds of the Company after the above distributions, the holders of the Series A Preferred Shares and the Series Seed Preferred Shares (collectively, “Pre-B Preferred Shares”) shall be entitled to receive the amount equal to one hundred percent (100%) of the original issue price of Pre-B Preferred Shares, plus any dividends declared but unpaid (the “Pre-B Preference Amount”).

(4)
If there are any assets or funds remaining after the distribution of aggregate Series C Preference Amount, Series B Preference Amount and Pre-B Preference Amount, the remaining assets and funds of the Company shall be distributed ratably among all shareholders (including the holders of the Preferred Shares), according to the relative number of Class A ordinary shares they held (calculated on an as-converted basis).

Redemption right
Prior to the issuance of Series A Preferred Shares, the Series Seed Shares were redeemable only upon a liquidation event. The redemption price shall be one hundred percent (100%) of the original Series Seed issue price, plus any dividends declared but unpaid (the “Series Seed Preference Amount”).
Upon the issuance of Series A Preferred Shares, Series Seed Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the five (5) year anniversary after Series A Preferred Shares were issued, and (ii) there is a material breach by any group company or any Founding Shareholder. The redemption price shall be one hundred and thirty percent (130%) of the respective original issue price of Pre-B Preferred Shares, plus all accrued or declared but unpaid dividends.
Upon the issuance of Series B Preferred Shares, Pre-B Preferred Shares were further modified with the third redemption condition being added, i.e. (iii) the supermajority Pre-B Preferred Shareholders require the Company to redeem the Pre-B Preferred Shares when the Company has received a Series B Redemption Notice. There was no change to the redemption price.
The Series B Preferred Shares shall be redeemable, at any time (i) after the five (5) year anniversary after Series B Preferred Shares were issued, (ii) there is a material breach by any group company or any Founding Shareholder, and (iii) the supermajority Series B Preferred Shareholders require the Company to redeem all or part of the Series B Preferred Shares when the Company has received a Pre-B Redemption Notice. The redemption price for Series B Preferred Shares shall be the original issue price per share plus a six percent (6%) annual compound interest and all accrued or declared but unpaid dividends.
Upon the issuance of Series C Preferred Shares, Series B and Pre-B Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the three (
3
) year anniversary of the date on which Series C Preferred Shares were issued, (ii) there is a material breach by any group company or any Founding Shareholder, (iii) the supermajority Pre-B Preferred Shareholders require the Company to redeem all or part of the Pre-B Preferred Shares when the Company has received a Series C Redemption Notice or a Series B Redemption Notice, and (iv) the supermajority Series B Preferred Shareholders require the Company to redeem all or part of the Series B Preferred Shares when the Company has received a Series C Redemption Notice or a Pre-B Redemption Notice. There was no change to the redemption price for Series Pre-B and Series B Preferred Shares.
The Series C Preferred Shares shall be redeemable, at any time (i) after the three (
3
) year anniversary of the date on which Series B Preferred Shares were issued, (ii) there is a material breach by any group company or any Founding Shareholder, and (iii) the supermajority Series C Preferred Shareholders require the Company to redeem all or part of the Series C Preferred Shares when the Company has received a Series B Redemption Notice or a Pre-B Redemption Notice. The redemption price for Series C Preferred Shares shall be the original issue price per share plus a six percent (
6
%) annual compound interest and all accrued or declared but unpaid dividends.
In case of insufficient funds and distribution of redemption payments
If the Company’s assets or funds which are legally available on the date of redemption payment are insufficient, or if the Company is otherwise prohibited by applicable law from making such redemption payment, those assets or funds which are legally available shall be used to pay, to the extent permitted by applicable law, the holders of Preferred Shares in the following sequence: (i) first, pay the Series C Redemption Price to the holders of Series C Shares, pari passu as amongst themselves, (ii) second, after the full payment of the Series C Redemption Price, pay the Series B Redemption Price to the holders of Series B Shares, pari passu as amongst themselves, and (iii) third, after the full payment of the Series C and the Series B Redemption Price, pay the Pre-B Redemption Price to the holders of Pre-B Shares, pari passu as amongst themselves. For the redemption payment that is paid in full by the Company, the Company shall issue a one-year note (bearing 15% simple interest per annum) to such holder (the “Redemption Note”). For the years ended December 31, 2017, 2018, the Company did not issue such Redemption Note.
Accounting for Preferred Shares
Prior to the issuance of the Series A Preferred Shares, the Company classified the Series Seed Preferred Shares as permanent equity which was not redeemable. Upon the issuance of the Series A Preferred Shares, the Company reclassified the Series Seed Preferred Shares, along with all other series of the Preferred Shares as the mezzanine equity because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events that are outside of the Company’s control. The initial carrying value for the Preferred Shares are recorded at fair value, net of any issuance costs. For the years ended December 31, 2017 and 2018, the issuance costs incurred were RMB 1,940 and RMB nil, respectively.

For each reporting period, the Company recorded accretions on the Preferred Shares to the respective redemption value by using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance. The accretion wa
s recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit. The accretion of the Preferred Shares was RMB26,817 (US$4,122) and RMB 28,017 (US$ 4,075) for the years ended December 31, 2017 and 2018.
The Company has determined that host contract of the Preferred Shares is more akin to a debt host, given the Preferred Shares holders have potential creditors’ right in the event of insufficient fund upon redemption, along with other debt-like features in the terms of the Preferred Shares, including the redemption rights. The Company has assessed each embedded features in the Preferred Shares, and determined that the conversion feature does not meet the definition of derivative in according with ASC 815-15-25, therefore does not warrant bifurcation, even though the equity-like conversion feature is not considered clearly and closely related to the debt host of the Preferred Shares. The Company also assessed the redemption features and liquidation feature in accordance with ASC 815-15-25-42, and determined that none of these debt-like features would result in any substantial premium or discount, nor would then accelerate the repayment of the contractual principal amount as it is contingently exercisable. Therefore, both the redemption feature and liquidation feature are considered to be clearly and closely related to the debt host, and none of these embedded features needs to be bifurcated from the debt host.
Modification of Preferred Shares
The Company assesses whether an amended to the terms of its convertible redeemable Preferred Shares is an extinguishment or a modification based on a qualitative evaluation of the amendment. The Company also assesses if the change in the terms results in value transfer between the Preferred Shareholders or between Preferred Shareholders and the Ordinary Shareholders.
There were modifications of Preferred Shares occurred in 2014 where redemption provisions were entitled to Series Seed Preferred Shareholders in connection with the issuance of Series A Preferred Shares. In addition, in 2015, the liquidation preference was changed and the Pre-B shareholders are allowed and entitled to share the remaining assets and funds of the Company available for distribution on an as-converted basis if there are any assets or funds remaining after the Pre-B shareholders has received the amount equal to
100
% of the applicable issue price, plus any dividends declared but unpaid. In 2017, the optional redemption right the Pre-B Preferred Shares was extended from June 5, 2019 to June 12, 2020 while the optional redemption right of Series B Preferred Shares was changed from July 3, 2020 to June 12, 2020, which are to be in line with the optional redemption date of Series C Preferred Shares. The modification of the Pre-B and Series B optional redemption dates were driven by the objective to obtain financing from the issuance of Series C Preferred Shares.
From both quantitative and qualitative perspectives, the Company assessed the impact of the above modifications and concluded that these amendments represent modifications rather than extinguishment of the Preferred Shares. The Company also evaluated and concluded the impact of above modifications as immaterial for the years ended December 31, 2017 and 2018.
For the modification for the Series Seed Preferred Shares, the Company determined that the modification in nature should be treated as extinguishment given its qualitatively significance which provided Series Seed Preferred Shares redemption feature, and resulted in its reclassification from the permanent equity to the Mezzanine equity. Upon the reclassification, the Series Seed Preferred Shares was recorded at the new cost, which was the fair value of Series Seed Preferred Shares on the issuance date of Series A Preferred Shares. Due to that fair value of Series Seed Preferred Shares were higher than the redemption amount, therefore no accretion was recorded.